Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 10.78
Number of options exercised	140,476	93,591
Increase in equity	$ 2.2	$ 0.7
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 23.2
Weighted average period for recognition	3 years 2 months 12 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 10.6
Weighted average period for recognition	2 years 10 months 25 days